                                VINTAGE ANNUITY



                                 ANNUAL REPORT



                THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES



                               December 31, 1995











                                    [LOGO]

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                ONE TOWER SQUARE
                          HARTFORD, CONNECTICUT 06183

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER  31, 1995



ASSETS:
  Investments in eligible funds at market value:
    Smith Barney/Travelers Series Fund Inc.:
      Alliance Growth Portfolio, 185,439 shares (cost $2,538,617).................    $   2,496,002
      American Capital Enterprise Portfolio, 97,951 shares (cost $1,282,128)......        1,263,570
      TBC Managed Income Portfolio, 31,455 shares (cost $355,126).................          341,596
      G.T. Global Strategic Income Portfolio, 11,136 shares (cost $122,501).......          121,048
      Smith Barney  High Income Portfolio, 54,613 shares (cost $626,668)..........          605,660
      Smith Barney International Equity Portfolio, 70,849 shares (cost $736,324)..          756,671
      Smith Barney Income and Growth Portfolio, 72,893 shares (cost $935,968).....          937,403
      Smith Barney Money Market Portfolio, 2,886,060 shares (cost $2,886,060).....        2,886,060
      Putnam Diversified Income Portfolio, 94,488 shares (cost $1,096,398)........        1,066,768
      Smith Barney Pacific Basin Portfolio, 5,520 shares (cost $49,167)...........           51,003
      MFS Total Return Portfolio, 91,256 shares (cost $1,085,806).................        1,085,946
      AIM Capital Appreciation Portfolio, 321,132 shares (cost $3,108,343)........        3,082,868
    Smith Barney Series Fund:
      Total Return Portfolio, 77,431 shares (cost $983,136).......................          986,473
                                                                                        -----------
        Total Investments (cost $15,806,242)......................................       15,681,068
                                                                                        -----------
  Receivables:
    Dividends.....................................................................          255,886
    Purchase payments and transfers from other Travelers accounts.................        1,360,447
  Other assets....................................................................              106
                                                                                        -----------
        Total Assets..............................................................       17,297,507
                                                                                        -----------
LIABILITIES:
  Payable for contract surrenders and transfers to other Travelers accounts.......            8,445
  Accrued liabilities.............................................................            2,616
                                                                                        -----------
        Total Liabilities.........................................................           11,061
                                                                                        -----------
NET ASSETS........................................................................      $17,286,446
                                                                                        ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF OPERATIONS
FOR THE PERIOD NOVEMBER 8, 1995 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1995



INVESTMENT INCOME:
  Dividends....................................................                     $ 262,043
EXPENSES:
  Insurance charges............................................     $   14,620
  Administrative fees..........................................          1,589
                                                                      --------
    Total expenses.............................................                        16,209
                                                                                    ---------
      Net investment income....................................                       245,834
                                                                                    ---------
REALIZED LOSS AND CHANGE IN UNREALIZED LOSS ON
    INVESTMENTS:
  Realized loss from investment transactions:
    Proceeds from investments sold.............................        136,938
    Cost of investments sold...................................        137,447
                                                                      --------
      Net realized loss........................................                          (509)
  Unrealized loss on investments:
    December 31, 1995..........................................                      (125,174)
                                                                                    ---------
      Net realized loss and change in unrealized loss..........                      (125,683)
                                                                                    ---------
  Net increase in net assets resulting from operations.........                     $ 120,151
                                                                                    =========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD NOVEMBER 8, 1995 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1995



                                                                          1995
                                                                       ----------
OPERATIONS:
  Net investment income..........................................    $     245,834
  Net realized loss from investment transactions.................             (509)
  Net change in unrealized loss on investments...................         (125,174)
                                                                     -------------
    Net increase in net assets resulting from operations.........          120,151
                                                                     -------------
UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 14,991,745 units).............................       17,056,576
  Participant transfers from other Travelers accounts
    (applicable to 321,920 units)................................          372,855
  Contract surrenders
    (applicable to 1,879 units)..................................           (2,206)
  Participant transfers to other Travelers accounts
    (applicable to 229,855 units)................................         (260,930)
                                                                     -------------
    Net increase in net assets resulting from unit transactions..       17,166,295
                                                                     -------------
    Net increase in net assets...................................       17,286,446

NET ASSETS:
  Beginning of period............................................                -
                                                                     -------------
  End of period..................................................    $  17,286,446
                                                                     =============


                       See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Fund BD II for Variable Annuities ("Fund BD II") is a separate account of The Travelers Life and Annuity Company ("Travelers Life"), which is a wholly owned subsidiary of The Travelers Insurance Company, an indirect wholly owned subsidiary of Travelers Group Inc., and is available for funding certain variable annuity contracts issued by Travelers Life. Fund BD II is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

    Participant purchase payments applied to Fund BD II are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1995, the eligible funds available under Fund BD II are: Alliance Growth Portfolio, American Capital Enterprise Portfolio, TBC Managed Income Portfolio, G.T. Global Strategic Income Portfolio, Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, Smith Barney Income and Growth Portfolio, Smith Barney Money Market Portfolio, Putnam Diversified Income Portfolio, Smith Barney Pacific Basin Portfolio, MFS Total Return Portfolio, and AIM Capital Appreciation Portfolio of Smith Barney/Travelers Series Fund Inc.; and Total Return Portfolio of Smith Barney Series Fund. Smith Barney/Travelers Series Fund Inc. is incorporated under Maryland law. Smith Barney Series Fund is registered as a Massachusetts business trust. Both funds are managed by Smith Barney Mutual Funds Management Inc., an indirect wholly owned subsidiary of Travelers Group Inc.

    The following is a summary of significant accounting policies consistently followed by Fund BD II in the preparation of its financial statements.

    SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

    FEDERAL INCOME TAXES. The operations of Fund BD II form a part of the total operations of Travelers Life and are not taxed separately. Travelers Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund BD II. Fund BD II is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

2.  INVESTMENTS

    Purchases and sales of investments aggregated $15,943,689 and $136,938, respectively, for the period ended December 31, 1995. Realized gains and losses from investment transactions are reported on an identified-cost basis. The cost of investments in eligible funds was $15,806,242 at December 31, 1995. Gross unrealized appreciation for all investments at December 31, 1995 was $27,095. Gross unrealized depreciation for all investments at December 31, 1995 was $152,269.

3.  CONTRACT CHARGES

    Insurance charges are paid to Travelers Life for the mortality and expense risks assumed by Travelers Life. For contracts with a standard death benefit provision, these charges are equivalent to 1.02% of the average net assets of Fund BD II on an annual basis. For contracts with an enhanced death benefit provision, these charges are equivalent to 1.30% of the average net assets of Fund BD II on an annual basis.

    For contracts in the accumulation phase with a contract value less than $40,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to Travelers Life to cover contract administrative charges.

    Administrative fees are paid to Travelers Life for administrative expenses incurred by Travelers Life. This charge is equivalent to 0.15% of the average net assets of Fund BD II on an annual basis.

No sales charge is deducted from participant purchase payments when they are received. However, The Travelers generally assesses a contingent deferred sales charge of up to 6% if a participant's purchase payment is surrendered within six years of its payment date . No deductions were taken for the period ended December 31, 1995.

4.  NET CONTRACT OWNERS' EQUITY


                                                               DECEMBER 31, 1995
                                                ----------------------------------------------
                                                ACCUMULATION         UNIT             NET
                                                   UNITS             VALUE           ASSETS
                                                ------------       --------        -----------
Smith Barney/Travelers Series Fund Inc.:
  Alliance Growth Portfolio
    Standard...............................       1,573,668        $  1.396       $ 2,196,422
    Enhanced...............................         452,737           1.390           629,207
  American Capital Enterprise Portfolio
    Standard...............................         764,534           1.362         1,041,231
    Enhanced...............................         329,130           1.356           446,338
  TBC Managed Income Portfolio
    Standard...............................         225,876           1.142           257,885
    Enhanced...............................          89,569           1.137           101,831
  G.T. Global Strategic Income Portfolio
    Standard...............................          32,765           1.121            36,716
    Enhanced...............................          79,526           1.116            88,736
  Smith Barney High Income Portfolio
    Standard...............................         242,593           1.162           281,962
    Enhanced...............................         331,521           1.157           383,676
  Smith Barney International Equity
    Portfolio
    Standard...............................         556,129           1.050           584,053
    Enhanced...............................         200,940           1.046           210,127
  Smith Barney Income and Growth Portfolio
    Standard...............................         596,201           1.291           769,568
    Enhanced...............................         146,469           1.285           188,253
  Smith Barney Money Market Portfolio
    Standard...............................       2,373,923           1.058         2,511,927
    Enhanced...............................         819,856           1.054           863,812
  Putnam Diversified Income Portfolio
    Standard...............................         823,783           1.170           963,857
    Enhanced...............................         126,460           1.165           147,332
  Smith Barney Pacific Basin Portfolio
    Standard...............................          37,278           0.910            33,928
    Enhanced...............................          19,544           0.906            17,712
  MFS Total Return Portfolio
    Standard...............................         912,547           1.216         1,109,536
    Enhanced...............................         101,550           1.211           122,945
  AIM Capital Appreciation Portfolio
    Standard...............................       2,536,732           0.958         2,429,736
    Enhanced...............................         908,266           0.957           869,420

Smith Barney Series Fund:
  Total Return Portfolio
    Standard...............................         651,440           1.251           814,618
    Enhanced...............................         148,894           1.247           185,618
                                                                                -------------
Net Contract Owners' Equity                                                     $  17,286,446
                                                                                =============

5.  SCHEDULE OF FUND BD II OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE PERIOD NOVEMBER 8, 1995 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1995


                                                                            AMERICAN         TBC        G.T. GLOBAL        SMITH
                                                             ALLIANCE       CAPITAL        MANAGED       STRATEGIC         BARNEY
                                                              GROWTH       ENTERPRISE      INCOME         INCOME        HIGH INCOME
                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                            ----------     ----------     ---------     -----------     -----------
INVESTMENT INCOME:
Dividends..............................................     $   71,580     $   38,960     $  18,181       $  4,427       $  27,093
                                                            ----------     ----------     ---------       --------       ---------

EXPENSES:
Insurance charges......................................          2,554          1,306           252            102             283
Administrative fees....................................            275            135            35             12              39
                                                            ----------     ----------     ---------       --------       ---------
  Net investment income (loss).........................         68,751         37,519        17,894          4,313          26,771
                                                            ----------     ----------     ---------       --------       ---------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold.......................         55,534            155            60             64             142
  Cost of investments sold.............................         56,573            158            60             63             144
                                                            ----------     ----------     ---------       --------       ---------
  Net realized gain (loss).............................         (1,039)            (3)            -              1              (2)
Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period...........              -              -             -              -               -
  Unrealized gain (loss) end of period.................        (42,615)       (18,558)      (13,530)        (1,453)        (21,008)
                                                            ----------     ----------     ---------       --------       ---------
  Net change in unrealized gain (loss) for the period          (42,615)       (18,558)      (13,530)        (1,453)        (21,008)
                                                            ----------     ----------     ---------       --------       ---------
    Net increase (decrease) in net assets
      resulting from operations........................         25,097         18,958         4,364          2,861           5,761
                                                            ----------     ----------     ---------       --------       ---------

UNIT TRANSACTIONS:
Participant purchase payments..........................      2,815,148      1,430,843       275,352        122,591         659,877
Participant transfers from other Travelers accounts             67,993         37,768        80,000              -               -
Contract surrenders....................................           (503)             -             -              -               -
Participant transfers to other Travelers accounts......        (82,106)             -             -              -               -
                                                            ----------     ----------     ---------       --------       ---------
Net increase in net assets resulting from
unit transactions......................................      2,800,532      1,468,611       355,352        122,591         659,877
                                                            ----------     ----------     ---------       --------       ---------
Net increase  in net assets............................      2,825,629      1,487,569       359,716        125,452         665,638

NET ASSETS:
Beginning of period....................................              -              -             -              -               -
                                                            ----------     ----------     ---------       --------       ---------
End of period..........................................     $2,825,629     $1,487,569     $ 359,716       $125,452       $ 665,638
                                                            ==========     ==========     =========       ========       =========

    SMITH         SMITH       SMITH
    BARNEY       BARNEY       BARNEY        PUTNAM           SMITH
INTERNATIONAL    INCOME       MONEY       DIVERSIFIED       BARNEY            MFS         AIM CAPITAL
    EQUITY      AND GROWTH    MARKET        INCOME       PACIFIC BASIN   TOTAL RETURN    APPRECIATION   TOTAL RETURN
  PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO      COMBINED
-------------   ----------   ---------    -----------    -------------   ------------    ------------   ------------    --------
  $    836       $ 15,676    $    8,627    $   44,601        $   149      $   26,481      $    3,038      $   2,394    $   262,043
  --------       --------    ----------    ----------        -------      ----------      ----------      ---------    -----------
       751            759         2,031           704             48             857           4,240            733         14,620
        83             98           275           100              6             127             313             91          1,589
  --------       --------    ----------    ----------        -------      ----------      ----------      ---------    -----------
         2         14,819         6,321        43,797             95          25,497          (1,515)         1,570        245,834
  --------       --------    ----------    ----------        -------      ----------      ----------      ---------    -----------
    35,908            396        44,352            21             19              62              90            135        136,938
    35,387            385        44,352            21             18              61              93            132        137,447
  --------       --------    ----------    ----------        -------      ----------      ----------      ---------    -----------
       521             11             -             -              1               1              (3)             3           (509)
         -              -             -             -              -               -               -              -              -
    20,347          1,435             -       (29,630)         1,836             140         (25,475)         3,337       (125,174)
  --------       --------    ----------    ----------        -------      ----------      ----------     ----------    -----------
    20,347          1,435             -       (29,630)         1,836             140         (25,475)         3,337       (125,174)
  --------       --------    ----------    ----------        -------      ----------      ----------     ----------    -----------
    20,870         16,265         6,321        14,167          1,932          25,638         (26,993)         4,910        120,151
  --------       --------    ----------    ----------        -------      ----------      ----------     ----------    -----------
   760,996        911,643     3,527,872     1,086,983         49,035       1,186,910       3,256,149        973,177     17,056,576
    12,389         29,913         8,446        15,623            673          22,680          72,615         24,755        372,855
       (75)             -             -             -              -            (627)           (500)          (501)        (2,206)
         -              -      (166,900)       (5,584)             -          (2,120)         (2,115)        (2,105)      (260,930)
  --------       --------    ----------    ----------        -------      ----------      ----------     ----------    -----------
   773,310        941,556     3,369,418     1,097,022         49,708       1,206,843       3,326,149        995,326     17,166,295
  --------       --------    ----------    ----------        -------      ----------      ----------     ----------    -----------
   794,180        957,821     3,375,739     1,111,189         51,640       1,232,481       3,299,156      1,000,236     17,286,446
         -              -             -             -              -               -               -              -              -
  --------       --------    ----------    ----------        -------      ----------      ----------     ----------    -----------
  $794,180       $957,821     3,375,739    $1,111,189        $51,640      $1,232,481      $3,299,156     $1,000,236    $17,286,446
  ========       ========    ==========    ==========        =======      ==========      ==========     ==========    ===========

6.  SCHEDULE OF ACCUMULATION UNITS FOR FUND BD II
    FOR THE PERIOD NOVEMBER 8, 1995 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1995


                                                       ALLIANCE      AMERICAN CAPITAL    TBC MANAGED       G.T. GLOBAL
                                                        GROWTH          ENTERPRISE          INCOME       STRATEGIC INCOME
                                                      PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                      ---------      ----------------    -----------     ----------------
Accumulation units beginning of period........                -                 -                -                 -
Accumulation units purchased and
  transferred from other Travelers accounts...        2,088,195         1,093,664          315,445           112,291
Accumulation units redeemed and
  transferred to other Travelers accounts.....          (61,790)                -                -                 -
                                                      ---------         ---------          -------           -------
Accumulation units end of period..............        2,026,405         1,093,664          315,445           112,291
                                                      =========         =========          =======           =======

                                                     SMITH BARNEY      SMITH BARNEY      SMITH BARNEY      SMITH BARNEY
                                                     HIGH INCOME      INTERNATIONAL       INCOME AND       MONEY MARKET
                                                      PORTFOLIO      EQUITY PORTFOLIO  GROWTH PORTFOLIO     PORTFOLIO
                                                     ------------    ----------------  ----------------    ------------
Accumulation units beginning of period........                -                 -                -                  -
Accumulation units purchased and
  transferred from other Travelers accounts...          574,114           757,142          742,670          3,351,749
Accumulation units redeemed and
  transferred to other Travelers accounts.....                -               (73)               -           (157,970)
                                                        -------           -------          -------          ---------
Accumulation units end of period..............          574,114           757,069          742,670          3,193,779
                                                        =======           =======          =======          =========

                                                        PUTNAM         SMITH BARNEY          MFS           AIM CAPITAL
                                                     DIVERSIFIED      PACIFIC BASIN      TOTAL RETURN      APPRECIATION
                                                   INCOME PORTFOLIO     PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                   ----------------   -------------      ------------      ------------
Accumulation units beginning of period........                -                 -                 -                 -
Accumulation units purchased and
  transferred from other Travelers accounts...          955,065            56,822         1,016,359         3,447,731
Accumulation units redeemed and
  transferred to other Travelers accounts.....           (4,822)                -            (2,262)           (2,733)
                                                        -------            ------         ---------         ---------
Accumulation units end of period..............          950,243            56,822         1,014,097         3,444,998
                                                        =======            ======         =========         =========

                                                     TOTAL RETURN
                                                       PORTFOLIO
                                                     ------------
Accumulation units beginning of period........                -
Accumulation units purchased and
  transferred from other Travelers accounts...          802,418
Accumulation units redeemed and
  transferred to other Travelers accounts.....           (2,084)
                                                        -------
Accumulation units end of period..............          800,334
                                                        =======

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Owners of Variable Annuity Contracts of
     The Travelers Fund BD II for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Fund BD II for Variable Annuites as of December 31, 1995, and the related statements of operations and changes in net assets for the period November 8, 1995 (date operations commenced) to December 31, 1995. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1995, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund BD II for Variable Annuities as of December 31, 1995, the results of its operations and the changes in its net assets for the period November 8, 1995 (date operations commenced) to December 31, 1995, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 16, 1996

                            Independent Accountants

                            COOPERS & LYBRAND L.L.P.
                             Hartford, Connecticut










This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund BD II for Variable Annuities or Fund BD II's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Annuity products offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.